Supplementary Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Financial Statement Information
Other current assets	$ 5,673		$ 5,673		$ 4,490	$ 3,726
Other current liabilities	8,831		8,831		7,137	2,235
Other income (expense), net	$ 2,574	$ 8	$ 4,460	$ 507	1,261	6,604	$ (433)
Other Noncurrent Assets
Supplemental Financial Statement Information
Derecognition of asset (liability)					6,600
Liability
Supplemental Financial Statement Information
Derecognition of asset (liability)					(6,700)
Other Current Liabilities
Supplemental Financial Statement Information
Derecognition of asset (liability)					(300)
Other Noncurrent Liabilities
Supplemental Financial Statement Information
Derecognition of asset (liability)					(6,400)
PRC
Supplemental Financial Statement Information
Other income (expense), net					200
Third-party supplier
Supplemental Financial Statement Information
Amount deposited with third party supplier					$ 1,900	3,400
Other payable to third party						$ 800